Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability - Derivative Liabilities (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012
Underlying number of units of convertible preferred stock	425
Underlying number of warrants	14,166,667
Current exercise price of warrants	$ 0.03	$ 0.03	$ 0.15
Current conversion price of preferred stock	$ 0.03
Time to expiration	4 months 17 days	3 years 6 months	3 years 10 months 24 days
Risk-free interest rate	0.06%	0.49%	0.45%
Estimated volatility	67.00%	85.00%	85.00%
Dividend	0.00%	0.00%	0.00%
Stock price	$ 0.042	$ 0.035	$ 0.093	$ 0.0325	$ 0.034	$ 0.038	$ 0.0925
Additional Investment Rights
Underlying number of units of convertible preferred stock		1,225
Underlying number of warrants		40,833,335
Current exercise price of warrants		$ 0.03
Current conversion price of preferred stock		$ 0.03
Time to expiration		10 months 17 days
Risk-free interest rate		0.11%
Estimated volatility		114.00%
Dividend		0.00%
Stock price		$ 0.035